Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of current inventories

	2018	2017
	$	$

Gold and silver bullion	35,052	47,916
In-process inventory	16,345	11,464
Ore stock-pile inventory	58,546	55,498
Materials and supplies	124,028	91,567
	233,971	206,445